Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended	17 Months Ended	23 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Revenue	$ 11,707	$ 0	$ 0	$ 27,379	$ 0	$ 0	$ 0	$ 27,379
Expenses
General and administrative	149,055	45,089	35,557	187,060	88,239	275,060	310,617	454,242
Professional fees	67,423	18,000	596,539	131,216	36,000	203,849	800,388	895,582
Salaries and office administrative fees	167,263	161,547	89,830	371,835	233,359	620,684	710,514	1,149,637
Research and development	559,432	415,517	172,194	1,070,478	617,723	1,508,870	1,681,064	2,763,704
Total Operating Expenses	943,173	640,153	894,120	1,760,589	975,321	2,608,463	3,502,583	5,263,165
Net Loss	$ (931,466)	$ (640,153)	$ (894,120)	$ (1,733,210)	$ (975,321)	$ (2,608,463)	$ (3,502,583)	$ (5,235,786)
Net Loss per Share - Basic and Diluted	$ (0.10)	$ (0.13)	$ (0.30)	$ (0.20)	$ (0.22)	$ (0.45)
Weighted Average Shares Outstanding - Basic and Diluted	9,031,291	4,742,169	3,019,881	8,838,472	4,445,218	5,768,132